As Filed with the U.S. Securities and Exchange Commission on November 27, 2020

1933 Act File No. 333-221045
1940 Act File No. 811-23305

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 58 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 60 ☒
(Check appropriate box or boxes.)
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American Century ETF Trust
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 30, 2020 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, this Post-Effective Amendment No. 58 is being filed for the sole purpose of designating a new effective date, December 30, 2020, for the Registrant’s Post-Effective Amendment No. 55 previously filed on September 4, 2020, pursuant to Rule 485(a) (the “Amendment”).

This Post-Effective Amendment No. 58 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 27th day of November, 2020.

American Century ETF Trust

By:	* _________________________________
Patrick Bannigan
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _____________________________	President	November 27, 2020
Patrick Bannigan

* _____________________________	Chief Financial Officer and Treasurer	November 27, 2020
R. Wes Campbell

* _____________________________	Chairman and Trustee	November 27, 2020
Reginald M. Browne

* _____________________________	Trustee	November 27, 2020
Ronald J. Gilson

* _____________________________	Trustee	November 27, 2020
Barry A. Mendelson

* _____________________________	Trustee	November 27, 2020
Jonathan S. Thomas

* _____________________________	Trustee	November 27, 2020
Stephen E. Yates

*By:	/s/ Ashley Bergus
Ashley Bergus
Attorney in Fact
Pursuant to Power of Attorney, dated August 31, 2020 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 55 to the Registration Statement of American Century ETF Trust on September 4, 2020, File No. 333-221045, and incorporated herein by reference).
Secretary’s Certificate, dated August 31, 2020 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 55 to the Registration Statement of American Century ETF Trust on September 4, 2020, File No. 333-221045, and incorporated herein by reference).